Consolidated Balance Sheet (Parenthetical) - USD ($) $ in Millions	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Fixed maturities, available for sale at amortized cost	$ 34,003	$ 31,598	$ 36,144
Fixed maturities, available for sale, allowance for expected credit losses	15	28	0
Unrealized gains (losses) included in Balance Sheet line items related to the impact of unrealized gains on securities	$ 1,045	$ 1,303	$ 865
Common Stock, par value (USD per share)	$ 7.50	$ 7.50	$ 7.50
Common Stock, shares authorized	1,200,000	1,200,000	1,200,000
Common Stock, shares issued	201,000	201,000	201,000
Common Stock, shares outstanding	201,000	201,000	201,000
Deferred policy acquisition costs
Unrealized gains (losses) included in Balance Sheet line items related to the impact of unrealized gains on securities	$ 768	$ 934	$ 681
Annuity benefits accumulated
Unrealized gains (losses) included in Balance Sheet line items related to the impact of unrealized gains on securities	$ 287	$ 324	$ 220